UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-07

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC          2-8-08
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:  $   130,459
                                         -----------
                                         (thousands)

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                December 31, 2007

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     2910    55200 SH       Sole                    55200
Autozone                       COM              053332102     5382    44885 SH       Sole                    44885
Berkshire Hathaway B           COM              084670207    30310     6400 SH       Sole                     6400
CBS Corp                       COM              124857202    12705   466250 SH       Sole                   466250
Carmax                         COM              143130102     6379   322980 SH       Sole                   322980
Dish Network Corp Cl A         COM              278762109    19979   529667 SH       Sole                   529667
Fastenal                       COM              311900104     2829    70000 SH       Sole                    70000
Homefed Corp                   COM              43739D307     3617    60027 SH       Sole                    60027
Idexx Laboratories             COM              45168D104    10771   183710 SH       Sole                   183710
International Speedway         COM              460335201     1424    34573 SH       Sole                    34573
Mohawk Industries              COM              608190104    14535   195360 SH       Sole                   195360
O Reilly Automotive            COM              686091109     5513   170000 SH       Sole                   170000
Strayer Education Inc          COM              863236105     2559    15000 SH       Sole                    15000
Walgreen                       COM              931422109     4737   124400 SH       Sole                   124400
Washington Post                COM              939640108     6507     8222 SH       Sole                     8222
Wells Fargo                    COM              949740104      302    10000 SH       Sole                    10000